Segmented information	6 Months Ended
Feb. 28, 2026
Segmented Information
Segmented information

22.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the interim condensed consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	Three months ended February 28,		Six months ended February 28,
Revenue	2026	2025	2026	2025
Tanzania	$34,072	$9,107	$59,189	$21,635
Total revenue	$34,072	$9,107	$59,189	$21,635

During the three and six months ended February 28, 2026, the Company generated 77% and 82%, respectively (2025 – 85% and 89%, respectively) of its revenue from one (2025 – one) customer totalling $26.1 million and $48.6 million, respectively (2025 – $7.7 million and $19.3 million, respectively).

Non-current assets	February 28, 2026	August 31, 2025
Canada	$109	$12
Tanzania	102,710	91,397
Total non-current assets	$102,819	$91,409